Financial Risk Management (Details) - Schedule of key unobservable inputs used in level 3 fair value measurement	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Binomial Option Pricing Model [Member]
Financial Risk Management (Details) - Schedule of key unobservable inputs used in level 3 fair value measurement [Line Items]
Digital assets payables	Decrease
Binomial Option Pricing Model [Member] | Bottom of range [Member]
Financial Risk Management (Details) - Schedule of key unobservable inputs used in level 3 fair value measurement [Line Items]
Digital assets payables
Black-Scholes Pricing Model [Member]
Financial Risk Management (Details) - Schedule of key unobservable inputs used in level 3 fair value measurement [Line Items]
Digital assets payables	Increase
Black-Scholes Pricing Model [Member] | Bottom of range [Member]
Financial Risk Management (Details) - Schedule of key unobservable inputs used in level 3 fair value measurement [Line Items]
Digital assets payables
Valuation techniques [Member] | Binomial Option Pricing Model [Member]
Financial Risk Management (Details) - Schedule of key unobservable inputs used in level 3 fair value measurement [Line Items]
Digital assets payables	Discount rate
Valuation techniques [Member] | Black-Scholes Pricing Model [Member]
Financial Risk Management (Details) - Schedule of key unobservable inputs used in level 3 fair value measurement [Line Items]
Digital assets payables	Expected volatility
Significant unobservable inputs [Member] | Binomial Option Pricing Model [Member]
Financial Risk Management (Details) - Schedule of key unobservable inputs used in level 3 fair value measurement [Line Items]
Digital assets payables	0.40%
Digital assets payables	4.26%
Significant unobservable inputs [Member] | Black-Scholes Pricing Model [Member]
Financial Risk Management (Details) - Schedule of key unobservable inputs used in level 3 fair value measurement [Line Items]
Digital assets payables	37.56%